SCHEDULE OF PRO FORMA INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 3,121,680	$ 2,375,716
Net loss	$ (50,276,526)	$ (763,007)
Net loss per share	$ (0.05)	$ (0.00)